Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,509,000
Previously Paid Amount	0.00
Total Fee Amount	2,832.29
Total Offset Amount	0.00
Net Fee	2,832.29
Narrative - Max Aggregate Offering Price	$ 20,509,000
Final Prospectus	true